Deferred Revenue (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Deferred Revenue Disclosure [Abstract]
Current	1,000	1,000
Long-term	2,918	3,917
Deferred revenue	3,918	4,917